Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
The following is a table summarizing the components of our cash and cash equivalents as of December 31, 2022 and 2021:

	At December 31,
In thousands of U.S. dollars	2022	2021
Cash at banks	$375,229	$228,732
Cash on vessels	1,641	1,683
	$376,870	$230,415